Actuarial Assumption Used To Determine the Components Of Net Periodic Benefit Cost (Detail)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Discount rate at remeasurement	0.00%	0.00%	6.70%
Expected return on plan asset	8.00%	8.00%	8.00%
Pension Plan | P.R. Plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate	5.30%	5.90%	6.10%
Rate of compensation increase - weighted average	0.00%	0.00%	4.50%
Pension Plan | U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate	0.00%	0.00%	4.00%
Rate of compensation increase - weighted average	0.00%	0.00%	0.00%
Benefit Restoration Plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate at remeasurement	0.00%	0.00%	6.70%
Expected return on plan asset	8.00%	8.00%	8.00%
Benefit Restoration Plans | P.R. Plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate	5.30%	5.90%	6.10%
Rate of compensation increase - weighted average	0.00%	0.00%	4.50%
Benefit Restoration Plans | U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate	0.00%	0.00%	0.00%
Rate of compensation increase - weighted average	0.00%	0.00%	0.00%